Schedule of Delinquent Participant Contributions - Schedule H of Form 5500 (Details) - EBP 001 [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number		59-2754337
Plan Number		001
Late Participant Loan Repayments		true
Contributions Corrected Outside VFCP	$ 20,241
Investment, Identifier [Axis]: 2023 participant contributions transferred late to the Plan
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Not Corrected		$ 0
Contributions Corrected Outside VFCP		10,870
Contributions Pending Correction in VFCP		0
Total Fully Corrected Under VFCP and PTE 2002-51		$ 0